Bank deposits, net	12 Months Ended
Dec. 31, 2025
Bank deposits, net
Bank deposits, net

5.Bank deposits, net

	As of December 31,
	2024	2025
	RMB	RMB
Short-term bank deposits, net	2,179,886	2,310,486
Long-term bank deposits, net	727,448	433,618
Total	2,907,334	2,744,104

The allowance for credit losses recorded in bank deposits as of December 31, 2024 and 2025 were RMB1,607 and RMB1,168.